Organization and Nature of Business	6 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Organization and Nature of Business

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

HUAHUI EDUCATION GROUP CORPORATION, formerly DUONAS CORP. (“the Company”, “we”, “us” or “our”) was incorporated in the State of Nevada on September 19, 2014 to start business operations concerned with production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof.

A change of control took place on November 2, 2017 from Vladyslav Beinars. Control was obtained by the sale of 2,000,000 shares of the Company common stock from Vladyslav Beinars to Zhongpeng Chen, Shuiyu Zhong, Xihan Huang, Meihua Zhuang, Peina Huang, Yanru He, Yin Ao, Zhanpeng Fang, Liming Huang, Chuhong Huang, Xiaodong Du, Qiaohong Xie, Lizhen Huang, Liyu Zhang, Chuhua Chen, Meina Xie, Meiyun Wang, Ning Xie, Lirong Zhang, Chan Li, Qiongju Ou, Xijuan Huang, Yihao Chen, Huilin Chen, Yulan Chen, Yixiong Chen, Qixia Yao, Baoquan Huang, Wei Xiong, Changli Huang and Wu Lin. In connection with the transaction, Vladyslav Beinars released the Company from all debts owed.

Through October 22, 2017, the Company’s primary business activity was production of stylish decorative items made from concrete, such as: different sculptures, candleholders, lamps, tabletops, bookcases, vases of different shapes and forms, decorations for the garden; and subsequent selling thereof. Going forward, the Company’s operations will be determined and structured by the new investor group. As such, at December 31, 2018, the Company accounted for all of its assets, liabilities and results of operations up to October 22, 2017 as discontinued operations.